UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Courtney R. Taylor
Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, California 92618
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Core Municipal Fund
Schedule of Investments
at July 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 94.11%
Alabama - 2.72%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$1,230	$1,488	0.49%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,123	0.37
5.00%, 05/01/17	1,000	1,193	0.39
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,097	0.69
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,206	0.72
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	173	0.06

		8,280	2.72

Alaska - 0.38%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	1,000	1,062	0.35
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	100	0.03

		1,162	0.38

Arizona - 3.46%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 1.00%, 02/01/421	140	136	0.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	218	0.07
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,161	0.38
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,144	0.38
5.00%, 07/01/20	2,800	3,356	1.10
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	152	0.05
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,125	0.37
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,234	1.06

		10,526	3.46

California - 7.38%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,517	0.50
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,082	0.36
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	114	0.04
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	143	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	900	0.30
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.65%, 04/01/381	1,250	1,250	0.41
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.65%, 04/01/381	1,700	1,700	0.56
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,393	0.79
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,236	0.41
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,145	2,233	0.73
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	118	0.04
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.50%, 06/01/251	930	930	0.30
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	736	0.24
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	109	0.03
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.939%, 07/01/191	100	83	0.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,132	0.70
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	100	0.03
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	610	639	0.21
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	1,390	1,459	0.48
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	201	0.06
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	677	0.22
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,817	0.60
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	112	0.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	122	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	320	390	0.13
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	232	0.08

		22,430	7.38

Colorado - 2.78%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	231	0.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	347	0.11
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	159	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	137	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,316	0.76
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,172	0.39
State of Colorado, Cash Flow Mgmt. Misc. Rev. Notes, Series A:
2.00%, 06/27/13	2,400	2,440	0.80
2.50%, 06/27/13	1,600	1,634	0.54

		8,436	2.78

District of Columbia - 2.29%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.75%, 12/01/151	1,250	1,250	0.41
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.63%, 10/01/441	2,475	2,475	0.81
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,815	0.93
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/12	200	202	0.07
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	223	0.07

		6,965	2.29

Florida - 12.83%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	635	712	0.23
5.00%, 06/01/20	1,100	1,268	0.42
5.25%, 06/01/17	3,100	3,554	1.17
6.00%, 06/01/16	300	347	0.11
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	1,500	1,725	0.57
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,179	0.39
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	122	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	114	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,193	0.39
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,384	0.46
5.00%, 11/15/17	2,000	2,360	0.78
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	104	0.03
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,283	0.42
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	312	0.10
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	116	0.04
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,125	0.37
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	880	947	0.31
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,260	1,358	0.45
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	645	705	0.23
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	162	0.05
5.00%, 07/01/15	1,435	1,602	0.53
5.00%, 07/01/16	2,100	2,399	0.79
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	732	0.24
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	593	0.20
5.00%, 07/01/16	2,000	2,339	0.77
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,739	0.57
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,087	0.36
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	104	0.03
5.00%, 01/15/20	300	365	0.12
5.00%, 01/15/23	300	355	0.12
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	210	0.07
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	216	0.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	212	0.07
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,502	0.49
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	448	0.15
3.00%, 07/01/16	2,050	2,183	0.72
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	109	0.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 10/01/12	100	101	0.03
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	101	0.03
5.00%, 10/01/17	1,000	1,208	0.40
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	482	0.16
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	300	0.10
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	526	0.17

		38,983	12.83

Georgia - 3.22%
Appling County Dev. Auth., Rev. Bonds (Mandatory Put 03/01/13 @ 100), Series A, 2.50%, 01/01/381	1,100	1,112	0.37
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	361	0.12
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,462	0.48
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,249	0.74
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	229	0.08
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	1,100	1,279	0.42
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	488	0.16
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	114	0.04
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,218	0.40
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	606	0.20
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	105	0.03
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	562	0.18

		9,785	3.22

Hawaii - 1.03%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	750	0.25
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,565	0.51
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	823	0.27

		3,138	1.03

Illinois - 7.07%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	110	0.04
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,855	0.61
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,878	0.62
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,197	0.39
County of Cook, G.O. Prop. Tax Ref. Bonds, Series A, 5.25%, 11/15/22	2,000	2,399	0.79
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	222	0.07
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	305	0.10
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	170	181	0.06
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	112	0.04
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	70	70	0.02
4.10%, 07/01/13	245	245	0.08
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,098	0.36
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,150	0.71
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured), 5.375%, 06/01/13	100	104	0.03
Railsplitter Tobacco Settlement Auth., Public Imps. Rev. Bonds, 5.50%, 06/01/23	1,000	1,169	0.38
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,519	0.83
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,443	0.48
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	2,001	0.66
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,322	0.76
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	112	0.04

		21,492	7.07

Indiana - 1.76%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	115	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,560	0.51
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,401	0.46
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	900	911	0.30
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,202	0.39
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	168	0.06

		5,357	1.76

Iowa - 0.12%
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	376	0.12

		376	0.12

Kansas - 0.04%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	114	0.04

		114	0.04

Kentucky - 0.64%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.966%, 05/01/201	885	881	0.29
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	990	1,065	0.35

		1,946	0.64

Louisiana - 0.53%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	342	0.11
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	263	0.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.90%, 05/01/431	1,000	1,001	0.33

		1,606	0.53

Maryland - 0.07%
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	112	0.04
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	102	0.03

		214	0.07

Massachusetts - 2.08%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	186	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	113	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,124	0.37
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,073	0.35
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,383	0.45
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	122	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,239	0.41
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	104	0.03
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	860	868	0.29
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	109	0.04

		6,321	2.08

Michigan - 3.54%
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,649	0.54
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 01/01/18	2,000	2,420	0.80
5.00%, 01/01/21	700	849	0.28
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	104	0.03
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,809	0.60
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,399	0.46
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	311	0.10
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	175	0.06
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	219	0.07
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,704	0.56
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	115	0.04

		10,754	3.54

Minnesota - 0.61%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	925	992	0.33
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	800	857	0.28

		1,849	0.61

Mississippi - 0.80%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,220	2,442	0.80

		2,442	0.80

Missouri - 0.14%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	75	79	0.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	208	0.07
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	124	0.04

		411	0.14

Nebraska - 0.39%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,184	0.39

		1,184	0.39

Nevada - 2.37%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	114	0.04
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	375	0.12
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,633	0.54
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,292	0.76
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,342	0.44
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,432	0.47

		7,188	2.37

New Hampshire - 0.20%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	607	0.20

		607	0.20

New Jersey - 3.85%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,265	0.42
5.00%, 11/01/21	200	256	0.08
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,105	0.36
5.00%, 12/15/17	2,000	2,394	0.79
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	109	0.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	106	0.03
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,121	0.37
5.00%, 12/01/17	1,420	1,653	0.54
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	559	0.18
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	800	837	0.28
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,308	0.76

		11,713	3.85

New Mexico - 0.31%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.118%, 12/01/281	955	950	0.31

		950	0.31

New York - 8.02%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,400	0.79
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	114	0.04
Erie County Ind. Dev. Agcy., Lease Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 05/01/20	1,000	1,224	0.40
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,344	0.44
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,107	0.69
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.15%, 11/01/201	2,000	1,999	0.66
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/20	1,000	1,218	0.40
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series E, 4.00%, 11/15/19	1,500	1,717	0.57
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,324	0.77
New York City Transitional Fin. Auth. Building Aid Rev., Public Imps. Income Tax Rev. Bonds, Series S-1, 5.00%, 07/15/20	865	1,067	0.35
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	121	0.04
New York City Trust For Cultural Res. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/361	1,250	1,255	0.41
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	218	0.07
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	577	0.19
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,521	0.83
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,185	0.39
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/222	750	804	0.26
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,193	0.72

		24,388	8.02

North Carolina - 1.43%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	125	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	494	0.16
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	206	0.07
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	3,065	1.01
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	103	0.03
5.00%, 03/01/17	300	357	0.12

		4,350	1.43

Ohio - 3.96%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,432	0.47
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,141	0.38
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,192	0.39
5.00%, 09/01/19	2,000	2,408	0.79
5.00%, 09/01/20	1,030	1,246	0.41
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, 5.75%, 06/01/331	1,000	1,129	0.37
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,172	0.39
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,799	0.59
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	500	513	0.17

		12,032	3.96

Oklahoma - 0.07%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	226	0.07

		226	0.07

Oregon - 0.36%
Oregon State Dept. of Administrative Services, Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,080	0.36

		1,080	0.36

Pennsylvania - 2.66%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,350	1.10
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	224	0.07
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,798	0.59
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	215	0.07
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,942	0.64
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	316	0.11
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	242	0.08

		8,087	2.66

Puerto Rico - 0.03%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	104	0.03

		104	0.03

South Carolina - 1.43%
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 101), 5.50%, 12/01/28	300	308	0.10
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/01/18	1,025	1,166	0.38
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,175	1,281	0.42
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,494	0.49
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	109	0.04

		4,358	1.43

Tennessee - 1.24%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	138	0.05
5.00%, 12/01/18	100	123	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.75%, 10/01/381	1,400	1,400	0.46
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, 4.50%, 07/01/37	1,000	1,106	0.36
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	920	991	0.33

		3,758	1.24

Texas - 9.08%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	1,000	1,217	0.40
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	166	0.05
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.90%, 05/15/341	1,400	1,406	0.46
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,850	0.61
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 02/01/17	2,000	2,381	0.78
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	102	0.03
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	118	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	109	0.04
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,884	0.62
4.00%, 12/01/16	955	1,092	0.36
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	114	0.04
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,097	0.36
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	538	0.18
5.00%, 11/15/18	275	337	0.11
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	101	0.03
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.44%, 07/01/311	275	275	0.09
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	112	0.04
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	108	0.04
5.00%, 05/15/18	1,000	1,201	0.40
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	111	0.04
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 01/01/22	1,000	1,201	0.40
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	121	0.04
6.00%, 01/01/21	100	120	0.04
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	103	0.03
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	2,000	2,004	0.66
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	103	0.03
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,575	0.85
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	105	0.03
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	106	0.04
5.00%, 08/15/23	350	391	0.13
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,620	0.53
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,729	0.57
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	220	222	0.07
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/16	650	754	0.25
Texas Tech Univ., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/25	900	1,099	0.36
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	713	0.23
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	100	0.03
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	105	0.03
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	110	0.04

		27,600	9.08

Utah - 0.11%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	109	0.04
5.00%, 07/01/16	200	217	0.07

		326	0.11

Virginia - 0.31%
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	244	0.08
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	296	0.10
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	201	0.07
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	100	0.03
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	104	0.03

		945	0.31

Washington - 3.51%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,227	0.73
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	115	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	109	0.04
5.00%, 07/01/15	500	566	0.19
5.00%, 07/01/17	1,000	1,204	0.40
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,987	0.65
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	175	0.06
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,738	0.57
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	115	0.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	107	0.03
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 10/01/421	800	976	0.32
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,334	0.44

		10,653	3.51

Wisconsin - 1.29%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,352	0.45
State of Wisconsin, General Fund Rev. Ref. Bonds, Series A (St. Approp. Insured), 5.00%, 05/01/18	700	849	0.28
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	219	0.07
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	114	0.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,371	0.45

		3,905	1.29

Total bonds & notes (cost: $271,891,466)		286,041	94.11

Short-term securities - 5.47%
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series F, 0.17%, 01/01/421	1,400	1,400	0.46
County of Lincoln, Pollution Control Ind. Rev. Bonds, 0.15%, 11/01/141	1,100	1,100	0.36
Gulf Coast Waste Disposal Auth., Ind. Rev. Ref. Bonds, 0.15%, 06/01/201	3,200	3,200	1.05
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.17%, 08/01/431	2,410	2,410	0.79
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series U-6C, 0.17%, 10/01/421	1,200	1,200	0.40
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.16%, 12/01/301	650	650	0.21
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.17%, 02/15/341	700	700	0.23
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds:1
0.26%, 04/01/32	835	835	0.28
0.26%, 07/01/38	1,135	1,135	0.37
New Hampshire Health & Edu. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.14%, 06/01/311	3,495	3,495	1.15
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Series 1, 0.17%, 11/01/221	500	500	0.17

Total Short-term securities (cost: $16,625,000)		16,625	5.47

Total investment securities (cost: $288,516,466)		302,666	99.58
Other assets less liabilities		1,272	0.42

Net assets		$303,938	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2
Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.   At July 31, 2012, the aggregate market value of these securities amounted to $804,143, representing 0.26% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Short-Term Municipal Fund
Schedule of Investments
at July 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 90.87%
Alabama - 1.71%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,123	0.86%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,103	0.85

		2,226	1.71

Arizona - 2.50%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	409	0.32
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	218	0.17
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	301	0.23
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	1,565	1,685	1.29
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	643	0.49

		3,256	2.50

California - 5.25%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	470	0.36
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.65%, 04/01/381	1,000	1,000	0.77
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.65%, 04/01/381	1,000	1,000	0.77
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,000	1,223	0.94
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	683	0.52
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.50%, 06/01/251	465	465	0.36
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	340	0.26
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	529	0.41
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	498	0.38
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	185	194	0.15
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	415	435	0.33

		6,837	5.25

Colorado - 6.50%
Arapahoe County School Dist. No. 5 Cherry Creek, G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	101	0.08
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	471	0.36
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 01/01/15	1,000	1,098	0.84
5.00%, 07/01/391	1,000	1,100	0.85
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	552	0.42
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,072	0.82
State of Colorado, Cash Flow Mgmt. Misc. Rev. Notes, Series A:
2.00%, 06/27/13	2,400	2,440	1.87
2.50%, 06/27/13	1,600	1,634	1.26

		8,468	6.50

Connecticut - 0.37%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	476	0.37

		476	0.37

District of Columbia - 3.47%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	110	0.08
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.75%, 12/01/151	1,000	1,000	0.77
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.63%, 10/01/441	2,100	2,100	1.61
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,214	0.93
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	103	0.08

		4,527	3.47

Florida - 9.76%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,074	0.83
5.00%, 06/01/16	790	886	0.68
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	640	0.49
City of Tampa Florida, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	250	0.19
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	846	0.65
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,473	1.13
5.00%, 10/01/17	450	543	0.42
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 4.00%, 10/01/14	250	264	0.20
County of Miami-Dade, School Board Certs. of Part. Lease Rev. Ref. Bonds, Series A, 5.00%, 05/01/311	1,000	1,059	0.81
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	615	667	0.51
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	345	377	0.29
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,618	1.24
5.00%, 07/01/16	190	217	0.17
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	340	0.26
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	622	0.48
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,087	0.83
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	104	0.08
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	104	0.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	549	0.42

		12,720	9.76

Georgia - 1.15%
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	500	585	0.45
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	600	697	0.53
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	216	0.17

		1,498	1.15

Guam - 0.53%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	690	0.53

		690	0.53

Hawaii - 1.02%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	110	0.08
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,218	0.94

		1,328	1.02

Illinois - 7.30%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	356	0.27
4.00%, 01/01/16	1,000	1,104	0.85
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/341	450	486	0.37
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	364	0.28
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,502	1.15
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,059	0.81
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	772	0.59
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	104	0.08
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,120	0.86
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,155	0.89
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,493	1.15

		9,515	7.30

Indiana - 0.69%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	675	0.52
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	228	0.17

		903	0.69

Kansas - 0.17%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	228	0.17

		228	0.17

Kentucky - 1.88%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.966%, 05/01/201	980	975	0.75
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	350	376	0.29
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,098	0.84

		2,449	1.88

Louisiana - 1.86%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,675	1,813	1.39
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	107	0.08
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.90%, 05/01/431	500	500	0.39

		2,420	1.86

Massachusetts - 1.49%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	110	0.09
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	695	0.53
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	669	0.51
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	111	0.09
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	245	247	0.19
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	109	0.08

		1,941	1.49

Michigan - 2.99%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,166	0.90
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	514	0.39
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,136	0.87
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/14	1,000	1,075	0.83

		3,891	2.99

Minnesota - 0.88%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	400	429	0.33
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	713	0.55

		1,142	0.88

Missouri - 0.58%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	700	759	0.58

		759	0.58

Nevada - 1.93%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	346	0.27
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,162	1.66

		2,508	1.93

New Hampshire - 0.54%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	703	0.54

		703	0.54

New Jersey - 4.66%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	679	0.52
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,173	0.90
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	109	0.08
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	527	0.40
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,083	0.83
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	560	0.43
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	335	0.26
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	430	450	0.35
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,154	0.89

		6,070	4.66

New Mexico - 0.72%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.118%, 12/01/281	940	935	0.72

		935	0.72

New York - 6.49%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,181	0.90
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,151	0.88
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.05%, 11/01/181	1,000	1,002	0.77
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/15	500	569	0.44
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A, 4.00%, 11/15/14	1,000	1,082	0.83
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	454	0.35
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	595	0.46
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	207	0.16
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	359	0.27
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/222	350	375	0.29
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,483	1.14

		8,458	6.49

North Carolina - 1.05%
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	153	0.12
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	525	597	0.46
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	612	0.47

		1,362	1.05

Ohio - 3.25%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,862	1.43
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,085	0.83
5.00%, 09/01/15	500	559	0.43
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	665	722	0.56

		4,228	3.25

Oklahoma - 0.46%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	134	0.10
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 0.90%, 01/01/231	465	466	0.36

		600	0.46

Pennsylvania - 2.54%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,117	0.86
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	844	0.65
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	241	0.18
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,113	0.85

		3,315	2.54

South Carolina - 1.06%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	710	774	0.60
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	499	0.38
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	109	0.08

		1,382	1.06

Tennessee - 1.05%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	110	0.09
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.75%, 10/01/381	700	700	0.54
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, 4.50%, 07/01/37	500	553	0.42

		1,363	1.05

Texas - 9.76%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	203	0.16
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,158	0.89
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.90%, 05/15/341	600	602	0.46
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	105	0.08
County of Harris, Highway Imps. Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	501	0.38
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.44%, 08/15/211	1,000	1,000	0.77
Dallas Area Rapid Transit, Sales Tax. Rev. Ref. Bonds, Series A, 5.00%, 12/01/14	975	1,079	0.83
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	242	0.19
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.44%, 07/01/311	200	200	0.15
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	300	324	0.25
5.00%, 05/15/15	500	561	0.43
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	107	0.08
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	1,000	1,002	0.77
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	716	0.55
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	356	0.27
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	490	539	0.41
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,089	0.84
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	70	71	0.05
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/13	200	206	0.16
5.00%, 03/15/15	715	800	0.61
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	548	0.42
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	256	0.20
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,049	0.81

		12,714	9.76

Virginia - 0.08%
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	100	0.08

		100	0.08

Washington - 6.78%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	552	0.42
5.00%, 07/01/15	1,250	1,416	1.09
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,147	0.88
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	811	0.62
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	726	0.56
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	531	0.41
5.00%, 12/01/15	1,000	1,147	0.88
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,172	0.90
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	697	0.54
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	580	628	0.48

		8,827	6.78

Wisconsin - 0.40%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	523	0.40

		523	0.40

Total bonds & notes (cost: $115,016,477)		118,362	90.87

Short-term securities - 9.83%
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series A-10, 0.16%, 08/01/171	3,500	3,500	2.69
County of Lincoln, Pollution Control Ind. Rev. Bonds, 0.15%, 11/01/141	1,100	1,100	0.84
Jackson County, Ind. Rev. Ref. Bonds, 0.16%, 12/01/161	2,000	2,000	1.54
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series U-6C, 0.17%, 10/01/421	550	550	0.42
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.17%, 02/15/341	1,800	1,800	1.38
Virginia College Building Auth., College & Univ. Imps. Rev. Ref. Bonds, 0.18%, 11/01/361	3,850	3,850	2.96

Total Short-term securities (cost: $12,800,000)		12,800	9.83

Total investment securities (cost: $127,816,477)		131,162	100.70
Other assets less liabilities		(908)	(0.70)

Net assets		$130,254	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2
Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.   At July 31, 2012, the aggregate market value of these securities amounted to $375,267, representing 0.29% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital California Core Municipal Fund
Schedule of Investments
at July 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 88.28%
California - 86.15%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,517	0.77%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	649	0.33
5.00%, 09/02/22	225	241	0.12
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	467	0.24
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	658	0.33
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,112	0.56
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	122	0.06
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	721	0.36
5.00%, 09/01/26	500	515	0.26
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,123	0.57
5.00%, 02/01/21	550	682	0.35
5.00%, 10/01/21	700	844	0.43
5.00%, 11/01/21	525	565	0.29
5.50%, 04/01/29	300	340	0.17
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	557	0.28
5.00%, 01/01/18	125	153	0.08
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	208	0.10
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	627	0.32
4.00%, 11/01/22	1,420	1,572	0.80
4.50%, 11/01/17	335	387	0.20
5.00%, 01/01/24	100	119	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 4.00%, 08/15/16	710	781	0.39
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	332	0.17
5.00%, 10/01/22	770	888	0.45
5.00%, 11/15/24	150	180	0.09
5.00%, 11/15/25	375	447	0.23
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,609	0.81
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	113	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	975	1,062	0.54
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	321	0.16
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,621	0.82
5.00%, 11/15/20	500	607	0.31
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	459	0.23
5.00%, 08/15/20	300	367	0.19
5.00%, 11/15/21	1,000	1,095	0.55
5.00%, 08/15/22	850	1,054	0.53
5.375%, 07/01/21	1,500	1,582	0.80
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	239	0.12
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	108	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	107	0.05
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.65%, 04/01/381	1,000	1,000	0.51
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	112	0.06
4.50%, 10/01/26	100	111	0.06
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	117	0.06
5.00%, 02/01/19	100	116	0.06
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,319	0.67
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.65%, 04/01/381	1,100	1,100	0.56
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.45%, 10/01/471	1,800	1,800	0.91
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	505	0.26
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	170	0.09
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	773	0.39
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	243	0.12
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,446	1.24
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	120	0.06
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	275	0.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	249	0.13
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,529	0.77
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	118	0.06
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	10	0.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,213	0.61
5.00%, 12/01/23	200	239	0.12
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/20	1,310	1,608	0.81
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	214	0.11
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	220	0.11
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	348	0.18
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	210	0.11
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,570	0.79
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,331	0.67
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,469	0.74
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	225	0.11
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	208	0.10
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,065	0.54
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	920	0.47
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,946	1.49
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,144	0.58
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	112	0.06
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 04/01/13	700	722	0.37
5.00%, 04/01/19	600	717	0.36
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,269	0.64
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	541	0.27
5.00%, 07/01/16	100	111	0.06
5.00%, 11/01/19	1,000	1,179	0.60
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	903	0.46
5.00%, 06/15/13	2,100	2,186	1.11
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	104	0.05
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	262	0.13
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,203	1.11
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/20	1,565	1,965	0.99
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	215	0.11
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	515	0.26
4.375%, 09/02/21	700	722	0.36
City of Irvine California, Special Assessment Ref. Bonds:
0.11%, 09/02/501	350	350	0.18
3.00%, 09/02/20	1,250	1,271	0.64
3.25%, 09/02/22	700	709	0.36
4.50%, 09/02/22	250	258	0.13
4.75%, 09/02/23	250	258	0.13
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	123	0.06
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,297	0.66
5.00%, 05/15/20	500	624	0.32
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.06
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	109	0.05
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,062	0.54
4.00%, 09/01/16	2,000	2,182	1.10
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	814	0.41
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	301	0.15
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	224	0.11
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	531	0.27
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.50%, 06/01/251	1,395	1,395	0.71
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	107	0.05
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	110	0.06
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,371	0.69
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	156	0.08
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	42	0.02
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	120	0.06
5.25%, 11/01/25	100	114	0.06
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	841	0.43
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	206	0.10
4.00%, 09/02/21	1,350	1,391	0.70
4.00%, 09/02/23	430	443	0.22
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	119	0.06
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	111	0.06
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	890	0.45
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	858	0.43
5.00%, 11/01/21	500	609	0.31
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	118	0.06
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	589	0.30
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B:
5.00%, 07/01/18	1,000	1,220	0.62
5.00%, 07/01/21	900	1,141	0.58
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	229	0.12
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 05/15/19	850	1,045	0.53
5.00%, 05/15/23	750	905	0.46
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	851	0.43
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	261	0.13
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	368	0.19
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	248	0.13
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	100	105	0.05
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,238	0.63
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	105	0.05
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	218	0.11
5.00%, 07/01/24	100	118	0.06
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,126	0.57
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	111	0.06
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	567	0.29
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.50%, 07/01/271	1,500	1,500	0.76
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	100	105	0.05
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	471	0.24
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	457	0.23
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	475	0.24
5.00%, 08/01/20	375	425	0.21
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	171	0.09
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	101	0.05
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	862	0.44
5.00%, 07/01/23	745	866	0.44
5.50%, 07/01/21	1,000	1,225	0.62
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	238	0.12
5.00%, 07/01/19	200	244	0.12
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	371	0.19
4.50%, 09/01/20	445	459	0.23
Poway Unified School Dist. Public Fncg. Auth., Special Tax:
3.375%, 09/15/17	500	516	0.26
3.75%, 09/15/18	770	794	0.40
5.00%, 09/01/20	625	723	0.37
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	106	0.05
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	104	0.05
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	125	0.06
5.00%, 08/15/17	305	319	0.16
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	695	729	0.37
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,246	0.63
5.00%, 08/01/20	775	991	0.50
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	1,016	0.51
5.00%, 07/01/20	700	860	0.43
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	604	0.31
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	862	0.44
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	937	0.47
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	437	0.22
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	121	0.06
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	107	0.05
4.00%, 08/01/20	100	114	0.06
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	982	0.50
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	1,200	1,373	0.69
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	120	0.06
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	488	0.25
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	362	0.18
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	1,007	0.51
San Francisco City & County Public Utils. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A, 3.00%, 11/01/12	100	101	0.05
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	290	0.15
5.00%, 08/01/18	275	304	0.15
5.25%, 08/01/19	290	327	0.17
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,000	1,236	0.63
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	515	0.26
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	401	0.20
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,107	0.56
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	239	0.12
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds,, 6.00%, 09/01/20	750	885	0.45
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	329	0.17
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	644	0.33
4.25%, 09/01/21	1,560	1,607	0.81
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	1,000	1,126	0.57
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,257	0.64
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	991	0.50
5.00%, 08/15/20	1,000	1,052	0.53
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.98%, 11/01/141	1,700	1,701	0.86
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	245	0.12
5.00%, 07/01/20	1,550	1,948	0.99
5.00%, 07/01/23	800	976	0.49
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	585	0.30
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	500	586	0.30
5.00%, 07/01/18	350	428	0.22
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	245	308	0.16
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	117	0.06
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	131	0.07
5.25%, 07/01/14	1,175	1,285	0.65
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	296	0.15
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	1,962	0.99
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	121	0.06
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	317	0.16
5.00%, 02/01/19	2,000	2,407	1.22
5.00%, 02/01/20	2,500	3,029	1.53
5.25%, 02/01/14	10	11	0.01
State of California, G.O. General Fund Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/01/13 @ 100), 5.25%, 02/01/14	390	410	0.21
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	3,009	1.52
State of California, G.O. General Fund Ref. Notes, 5.00%, 08/01/20	375	437	0.22
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	724	0.37
5.25%, 10/01/20	650	789	0.40
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	109	0.05
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	122	0.06
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,142	1.08
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,174	1.10
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,295	0.66
State of California, G.O. Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/16	675	677	0.34
4.00%, 07/01/17	1,100	1,103	0.56
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,139	0.58
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	322	0.16
Tobacco Securitization Auth. of Southern California, Rev. Ref. Bonds, Series A-1, 4.75%, 06/01/25	500	500	0.25
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	110	0.06
5.00%, 01/01/22	1,000	1,163	0.59
5.25%, 01/01/24	100	116	0.06
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	591	0.30
5.00%, 01/01/22	700	834	0.42
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 01/01/13	1,000	1,011	0.51
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	153	0.08
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	210	0.11
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	575	0.29
5.00%, 05/15/20	500	624	0.32
Univ. of California, College & Univ. Rev. Ref. Bonds, Series G, 4.00%, 05/15/21	1,000	1,169	0.59
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	208	0.11

		170,201	86.15

District of Columbia - 0.06%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	120	0.06

		120	0.06

Florida - 0.29%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	575	0.29

		575	0.29

Iowa - 0.06%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	119	0.06

		119	0.06

Michigan - 0.06%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	113	0.06

		113	0.06

Puerto Rico - 1.60%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	553	0.28
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,504	0.76
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,103	0.56

		3,160	1.60

Texas - 0.06%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	115	0.06

		115	0.06

Total bonds & notes (cost: $166,363,630)		174,403	88.28

Short-term securities - 12.25%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.19%, 10/01/361	1,910	1,910	0.97
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.19%, 10/01/261	1,720	1,720	0.87
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.11%, 09/01/381	3,080	3,080	1.56
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.18%, 04/01/421	1,375	1,375	0.70
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, 0.13%, 10/01/471	650	650	0.33
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.21%, 12/01/361	1,470	1,470	0.74
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.13%, 11/01/351	1,150	1,150	0.58
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.12%, 08/15/361	1,100	1,100	0.56
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.13%, 05/15/241	800	800	0.41
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.11%, 09/02/291	1,250	1,250	0.63
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.11%, 09/02/291	1,300	1,300	0.66
City of Irvine California, Special Assessment Ref. Bonds, 0.11%, 09/02/501	1,450	1,450	0.73
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.10%, 07/01/351	1,800	1,800	0.91
Orange County Sanitation Dist., Certs. of Part. Lease Ref. Bonds, Series A, 0.11%, 08/01/291	2,950	2,950	1.49
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, 0.12%, 07/01/231	500	500	0.25
State of California, G.O. General Fund School Imps. Bonds, 0.13%, 05/01/331	1,700	1,700	0.86

Total Short-term securities (cost: $24,205,000)		24,205	12.25

Total investment securities (cost: $190,568,630)		198,608	100.53
Other assets less liabilities		(1,038)	(0.53)

Net assets		$197,570	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
REFCORP	= Resolution Funding Corporation
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital California Short-Term Municipal Fund
Schedule of Investments
at July 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 79.36%
California - 76.22%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$506	0.55%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	230	0.25
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	506	0.55
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	274	0.30
4.00%, 09/01/16	75	85	0.09
4.00%, 02/01/17	100	115	0.12
5.00%, 04/01/14	100	106	0.12
5.00%, 10/01/16	250	286	0.31
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	557	0.60
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	430	0.47
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	159	0.17
4.00%, 04/01/16	300	331	0.36
4.00%, 04/01/17	200	223	0.24
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 08/15/17	510	594	0.64
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	230	0.25
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	690	751	0.81
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	169	0.18
5.00%, 11/15/16	225	253	0.27
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	313	0.34
5.00%, 08/15/14	100	109	0.12
5.00%, 11/15/16	250	290	0.31
5.00%, 10/01/18	500	603	0.65
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	165	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	217	0.24
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	107	0.12
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.65%, 04/01/381	500	500	0.54
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	406	0.44
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.65%, 04/01/381	600	600	0.65
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.45%, 10/01/471	1,000	1,000	1.08
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	247	0.27
4.00%, 10/01/16	200	223	0.24
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	235	0.25
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	595	0.64
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,529	1.66
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	600	0.65
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,164	1.26
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A, 5.00%, 04/01/18	400	466	0.50
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	551	0.60
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	437	0.47
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	576	0.62
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	435	0.47
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	112	0.12
5.00%, 10/01/16	240	274	0.30
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	370	0.40
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	471	0.51
5.00%, 11/01/17	350	422	0.46
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	516	0.56
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	577	0.62
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/291	600	699	0.76
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	426	0.46
5.00%, 07/01/14	650	703	0.76
5.00%, 11/01/15	300	337	0.36
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	248	0.27
5.00%, 06/15/13	1,020	1,062	1.15
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	500	571	0.62
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	565	0.61
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,137	2.31
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	157	0.17
4.00%, 06/01/16	100	113	0.12
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	461	0.50
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A, 3.50%, 10/01/13	500	519	0.56
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.50%, 06/01/251	700	700	0.76
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1, 6.25%, 06/01/33	110	115	0.13
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	790	0.86
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	132	0.14
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	351	0.38
5.00%, 11/01/18	425	517	0.56
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	206	0.22
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	841	0.91
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	589	0.64
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	935	1.01
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	747	0.81
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	217	0.24
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	420	476	0.52
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	209	0.23
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	100	0.11
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A-1, 4.00%, 07/01/18	500	581	0.63
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	500	544	0.59
5.00%, 07/01/18	1,000	1,220	1.32
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	500	566	0.61
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	109	0.12
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	107	0.12
5.00%, 07/01/15	200	227	0.25
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.50%, 07/01/271	1,500	1,500	1.62
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	336	0.36
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	398	0.43
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A, 3.00%, 06/01/13	200	204	0.22
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	506	0.55
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	277	0.30
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	120	126	0.14
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	280	294	0.32
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	112	0.12
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	298	0.32
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	584	0.63
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	468	0.51
5.00%, 08/01/18	1,000	1,246	1.35
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	288	0.31
5.00%, 07/01/17	650	766	0.83
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	539	0.58
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	616	0.67
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	1,017	1.10
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	204	0.22
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	337	0.37
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	537	0.58
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	128	0.14
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	231	0.25
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	540	0.58
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	101	0.11
5.00%, 11/01/13	400	424	0.46
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	610	0.66
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	113	0.12
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	308	0.33
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	102	0.11
4.00%, 07/15/13	125	129	0.14
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	846	0.92
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	557	0.60
5.00%, 03/01/18	750	909	0.98
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.98%, 11/01/141	1,000	1,001	1.08
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	248	0.27
5.00%, 07/01/16	200	234	0.25
5.00%, 07/01/17	750	902	0.98
5.00%, 07/01/18	200	245	0.27
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	170	0.18
5.00%, 07/01/17	775	932	1.01
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	544	0.59
5.00%, 07/01/16	500	586	0.63
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/16	705	825	0.89
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	367	0.40
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	225	235	0.25
5.25%, 07/01/14	600	656	0.71
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	274	0.30
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	545	0.59
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	1,350	1,609	1.74
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	995	1.08
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	557	0.60
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	280	0.30
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	571	0.62
5.00%, 06/01/15	200	224	0.24
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.90%, 05/01/171	400	401	0.43
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	217	0.24
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	643	0.70
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	753	0.82
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	547	0.59
State of California, G.O. Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/16	300	301	0.33
4.00%, 07/01/17	500	501	0.54
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	110	0.12
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	350	0.38
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	409	0.44
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	233	0.25
West Basin Muni. Water Dist., Water Rev. Certs. of Part. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	100	0.11

		70,408	76.22

Florida - 1.63%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	110	0.12
Citizens Prop. Insurance Corp., Rev. Bonds, 1.80%, 06/01/141	700	707	0.77
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	685	0.74

		1,502	1.63

Guam - 0.37%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	345	0.37

		345	0.37

Louisiana - 0.28%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	240	260	0.28

		260	0.28

Mississippi - 0.58%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	490	539	0.58

		539	0.58

Texas - 0.28%
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, 3.00%, 07/01/17	230	255	0.28

		255	0.28

Total bonds & notes (cost: $71,407,074)		73,309	79.36

Short-term securities - 20.60%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.19%, 10/01/361	1,000	1,000	1.08
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.11%, 09/01/381	1,700	1,700	1.84
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, 0.13%, 10/01/471	2,150	2,150	2.33
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.19%, 12/01/311	1,265	1,265	1.37
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.13%, 11/01/351	2,300	2,300	2.49
California Pollution Control Fin. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.12%, 11/01/261	2,900	2,900	3.14
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.11%, 09/02/291	1,618	1,618	1.75
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 0.15%, 12/01/361	850	850	0.92
State of California, G.O. General Fund School Imps. Bonds:1
0.13%, 05/01/33	1,900	1,900	2.06
0.12%, 05/01/34	3,350	3,350	3.62

Total Short-term securities (cost: $19,033,000)		19,033	20.60

Total investment securities (cost: $90,440,074)		92,342	99.96
Other assets less liabilities		33	0.04

Net assets		$92,375	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund
Schedule of Investments
at July 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 96.36%
U.S. government & government agency bonds & notes - 46.01%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,023	0.65%
2.75%, 03/13/14	2,000	2,081	0.67
1.25%, 09/28/16	1,000	1,024	0.33
1.25%, 01/30/17	1,445	1,478	0.48
Federal Home Loan Banks, 1.00%, 06/21/17	600	606	0.19
Freddie Mac:
0.375%, 10/30/13	500	502	0.16
5.00%, 07/15/14	1,000	1,092	0.35
0.75%, 11/25/14	1,700	1,718	0.55
0.50%, 08/28/15	2,500	2,504	0.81
4.75%, 01/19/16	2,000	2,293	0.74
2.50%, 05/27/16	500	536	0.17
1.00%, 06/29/17	500	506	0.16
1.75%, 05/30/19	2,155	2,237	0.72
U.S. Treasury Bonds, 7.625%, 02/15/25	1,000	1,663	0.54
U.S. Treasury Inflation Indexed Bonds:
1.875%, 07/15/13	4,986	5,126	1.65
2.00%, 01/15/14	1,555	1,622	0.52
0.125%, 04/15/16	7,804	8,206	2.65
2.375%, 01/15/17	376	438	0.14
0.125%, 01/15/22	1,777	1,921	0.62
U.S. Treasury Notes:
1.75%, 04/15/13	1,000	1,011	0.33
3.125%, 09/30/13	3,000	3,102	1.00
1.25%, 02/15/14	7,500	7,620	2.46
2.375%, 09/30/14	10,000	10,468	3.38
2.375%, 10/31/14	455	477	0.15
4.25%, 11/15/14	1,000	1,091	0.35
4.00%, 02/15/15	3,905	4,274	1.38
1.25%, 09/30/15	500	515	0.17
4.50%, 02/15/16	500	573	0.18
2.625%, 02/29/16	16,720	18,067	5.83
1.50%, 06/30/16	3,750	3,907	1.26
1.50%, 07/31/16	4,400	4,585	1.48
1.00%, 09/30/16	1,000	1,022	0.33
4.625%, 02/15/17	4,000	4,733	1.53
1.00%, 03/31/17	1,000	1,021	0.33
0.875%, 04/30/17	1,000	1,015	0.33
4.50%, 05/15/17	11,020	13,060	4.21
8.75%, 05/15/17	490	679	0.22
0.75%, 06/30/17	250	252	0.08
1.875%, 08/31/17	6,470	6,875	2.22
3.875%, 05/15/18	1,000	1,179	0.38
2.375%, 05/31/18	3,875	4,233	1.36
4.00%, 08/15/18	4,000	4,767	1.54
3.50%, 05/15/20	3,145	3,712	1.20
2.125%, 08/15/21	4,960	5,291	1.71
1.75%, 05/15/22	1,500	1,538	0.50

Total U.S. government & government agency bonds & notes		142,643	46.01

Mortgage-backed obligations - 25.86%
Federal agency mortgage-backed obligations - 22.05%
Fannie Mae:
4.50%, 07/01/19	$203	$219	0.07%
4.50%, 03/01/20	1,017	1,095	0.35
2.717%, 02/25/22	500	526	0.17
3.50%, 10/01/25	9,032	9,611	3.10
3.50%, 01/01/26	2,413	2,568	0.83
3.00%, 01/01/27	954	1,007	0.33
3.00%, 08/01/27 TBA	3,475	3,664	1.18
3.50%, 08/01/27 TBA	5,000	5,316	1.71
5.50%, 04/25/37	173	194	0.06
6.00%, 08/01/37	101	112	0.04
5.50%, 04/01/38	2,075	2,278	0.73
5.50%, 09/01/38	3,530	3,874	1.25
4.00%, 11/01/40	2,300	2,544	0.82
4.00%, 02/01/41	490	527	0.17
5.00%, 06/01/41	1,744	1,954	0.63
4.50%, 07/01/41	3,529	3,944	1.27
5.00%, 08/01/41	475	532	0.17
3.169%, 09/01/41	430	453	0.15
3.50%, 07/01/42	5,003	5,333	1.72
3.00%, 08/01/42 TBA	4,000	4,164	1.34
6.00%, 08/01/42 TBA	3,050	3,365	1.09
3.50%, 09/01/42 TBA	1,500	1,588	0.51
Freddie Mac:
1.873%, 01/25/18	478	494	0.16
2.699%, 05/25/18	790	848	0.27
2.303%, 09/25/18	2,350	2,474	0.80
2.13%, 01/25/19	2,975	3,100	1.00
3.974%, 01/25/21	524	601	0.19
6.00%, 02/15/37	136	152	0.05
Ginnie Mae:
4.50%, 10/20/39	1,468	1,629	0.53
4.50%, 01/20/40	325	361	0.12
3.50%, 08/01/42 TBA	3,525	3,828	1.24

		68,355	22.05

Commercial mortgage-backed securities - 3.81%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,097	1,153	0.37
5.54%, 09/11/41	250	288	0.09
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.219%, 07/15/441	1,080	1,210	0.39
5.617%, 10/15/48	500	574	0.19
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/462	1,649	1,791	0.58
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	398	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	424	430	0.14
JP Morgan Chase Commercial Mortgage Securities Corp, Series 144A, 3.672%, 02/15/462	500	540	0.17
JP Morgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	551	0.18
5.195%, 12/15/441	500	563	0.18
5.871%, 04/15/451	500	575	0.19
5.734%, 02/12/491	650	756	0.24
Morgan Stanley Capital I, 5.211%, 11/14/421	350	391	0.13
Wachovia Bank Commercial Mortgage Trust:1
5.118%, 07/15/42	1,075	1,191	0.38
5.266%, 12/15/44	1,250	1,406	0.45

		11,817	3.81

Total mortgage-backed obligations		80,172	25.86

Corporate bonds & notes - 23.30%
Banks - 3.06%
Ally Financial, Inc., 2.20%, 12/19/12	2,245	2,262	0.73
Bank of America Corp.:
4.45%, 01/10/17	550	588	0.19
3.875%, 03/22/17	795	831	0.27
5.00%, 05/13/21	250	270	0.09
BNP Paribas SA, 3.218%, 12/20/141	430	438	0.14
Citigroup, Inc.:
4.75%, 05/19/15	250	265	0.09
4.587%, 12/15/15	350	373	0.12
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	126	0.04
4.625%, 05/10/21	125	140	0.04
Northern Trust Corp., 4.625%, 05/01/14	300	322	0.10
The Goldman Sachs Group, Inc., 5.75%, 01/24/22	365	400	0.13
The Royal Bank of Scotland PLC:
3.25%, 01/11/14	10	10	—
4.375%, 03/16/16	1,000	1,045	0.34
UBS AG, 3.875%, 01/15/15	275	288	0.09
UBS AG/Stamford CT, 4.875%, 08/04/20	250	277	0.09
Wells Fargo & Co.:
0.647%, 10/28/151	815	799	0.26
3.50%, 03/08/22	505	540	0.17
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	159	0.05
Westpac Banking Corp., 1.85%, 12/09/13	355	360	0.12

		9,493	3.06

Oil & gas - 2.00%
Anadarko Petroleum Corp., 6.375%, 09/15/17	750	901	0.29
BG Energy Capital PLC, Series 144A, 4.00%, 10/15/212	500	553	0.18
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	305	0.10
Cenovus Energy, Inc., 4.50%, 09/15/14	300	322	0.10
Chevron Corp., 3.95%, 03/03/14	817	862	0.28
Devon Energy Corp., 3.25%, 05/15/22	375	395	0.13
Husky Energy, Inc., 7.25%, 12/15/19	250	319	0.10
Phillips 66, Series 144A, 4.30%, 04/01/222	290	318	0.10
Shell International Finance BV, 4.00%, 03/21/14	350	370	0.12
Statoil ASA:
3.125%, 08/17/17	300	329	0.11
3.15%, 01/23/22	505	547	0.18
Total Capital Canada Ltd., 1.625%, 01/28/14	350	356	0.11
Total Capital International SA, 2.875%, 02/17/22	230	245	0.08
Transocean, Inc., 6.375%, 12/15/21	310	374	0.12

		6,196	2.00

Electric - 1.75%
Alabama Power Co., 4.85%, 12/15/12	430	437	0.14
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	263	0.08
Consumers Energy Co., 5.65%, 09/15/18	375	458	0.15
Entergy Louisiana LLC, 1.875%, 12/15/14	350	360	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	362	0.12
Pacificorp, 5.65%, 07/15/18	755	922	0.30
PSEG Power LLC, 2.75%, 09/15/16	250	257	0.08
Public Service Co. of Colorado, 3.20%, 11/15/20	300	326	0.11
Teco Finance, Inc.:
6.75%, 05/01/15	250	284	0.09
4.00%, 03/15/16	390	418	0.13
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	749	0.24
2.95%, 01/15/22	300	321	0.10
Wisconsin Electric Power Co., 2.95%, 09/15/21	250	265	0.09

		5,422	1.75

Media - 1.68%
CBS Corp., 1.95%, 07/01/17	200	204	0.07
Comcast Corp.:
5.85%, 11/15/15	300	347	0.11
3.125%, 07/15/22	655	688	0.22
NBCUniversal Media LLC, 5.15%, 04/30/20	350	416	0.13
News America, Inc.:
5.30%, 12/15/14	785	864	0.28
4.50%, 02/15/21	350	402	0.13
The Walt Disney Co.:
4.50%, 12/15/13	630	666	0.22
5.50%, 03/15/19	300	367	0.12
Time Warner Cable, Inc., 3.50%, 02/01/15	845	897	0.29
Time Warner, Inc., 5.875%, 11/15/16	300	355	0.11

		5,206	1.68

Diversified financial services - 1.52%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,234	0.72
General Electric Capital Corp.:
2.30%, 04/27/17	610	624	0.20
4.65%, 10/17/21	5	6	—
Murray Street Investment Trust I, 4.647%, 03/09/17	885	911	0.29
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	733	739	0.24
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/212	185	202	0.07

		4,716	1.52

Pharmaceuticals - 1.40%
Express Scripts Holding, Inc., Series 144A, 2.65%, 02/15/172	250	257	0.08
GlaxoSmithKline Capital PLC:
0.75%, 05/08/15	440	442	0.14
1.50%, 05/08/17	241	246	0.08
2.85%, 05/08/22	250	263	0.08
Mckesson Corp., 3.25%, 03/01/16	795	858	0.28
Novartis Capital Corp.:
4.125%, 02/10/14	400	422	0.14
2.90%, 04/24/15	560	597	0.19
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	364	0.12
Pfizer, Inc., 6.20%, 03/15/19	300	388	0.13
Sanofi-Aventis SA, 0.771%, 03/28/141	500	503	0.16

		4,340	1.40

Beverages - 1.28%
Anheuser-Busch InBev Worldwide, Inc.:
0.815%, 07/14/141	585	588	0.19
4.125%, 01/15/15	300	325	0.10
1.375%, 07/15/17	420	425	0.14
Pepsi Co., Inc.:
0.875%, 10/25/13	500	502	0.16
2.50%, 05/10/16	770	814	0.26
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/172	300	310	0.10
SABMiller Holdings, Inc., Series 144A, 2.45%, 01/15/172	245	255	0.08
The Coca-Cola Co.:
3.625%, 03/15/14	375	394	0.13
1.50%, 11/15/15	350	360	0.12

		3,973	1.28

Telecommunications - 1.15%
AT&T, Inc.:
2.40%, 08/15/16	200	211	0.07
3.00%, 02/15/22	357	378	0.12
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	490	532	0.17
Cisco Systems, Inc.:
0.718%, 03/14/141	200	201	0.07
2.90%, 11/17/14	835	883	0.28
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/172	500	506	0.16
France Telecom SA, 4.375%, 07/08/14	300	317	0.10
Verizon Communications, Inc., 1.25%, 11/03/14	200	203	0.07
Vodafone Group PLC, 5.00%, 09/15/15	300	337	0.11

		3,568	1.15

REITS - 1.08%
ERP Operating LP:
5.25%, 09/15/14	300	325	0.10
4.625%, 12/15/21	350	397	0.13
Kimco Realty Corp., 5.584%, 11/23/15	1,048	1,144	0.37
Prologis LP:
7.625%, 08/15/14	275	304	0.10
6.875%, 03/15/20	350	432	0.14
Simon Property Group LP:
4.20%, 02/01/15	300	319	0.10
5.25%, 12/01/16	385	439	0.14

		3,360	1.08

Pipelines - 0.82%
Enbridge, Inc., 5.60%, 04/01/17	790	908	0.29
Enterprise Products Operating LLC, 6.30%, 09/15/17	420	506	0.16
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	562	601	0.20
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	203	0.07
Williams Partners LP, 3.80%, 02/15/15	300	319	0.10

		2,537	0.82

Retail - 0.81%
Home Depot, Inc., 4.40%, 04/01/21	350	415	0.13
McDonald's Corp., 4.30%, 03/01/13	540	552	0.18
Target Corp., 6.00%, 01/15/18	350	434	0.14
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	725	747	0.24
5.80%, 02/15/18	300	374	0.12

		2,522	0.81

Chemicals - 0.67%
Ecolab, Inc.:
2.375%, 12/08/14	730	758	0.24
3.00%, 12/08/16	180	192	0.06
Ei Du Pont De Nemours & Co., 0.888%, 03/25/141	455	458	0.15
The Dow Chemical Co., 4.125%, 11/15/21	617	682	0.22

		2,090	0.67

Transportation - 0.64%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	600	657	0.21
3.60%, 09/01/20	300	326	0.10
Canadian National Railway Co.:
4.95%, 01/15/14	690	734	0.24
5.55%, 05/15/18	50	60	0.02
2.85%, 12/15/21	200	211	0.07

		1,988	0.64

Aerospace/Defense - 0.61%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	480	606	0.20
4.40%, 02/15/20	15	17	0.01
United Technologies Corp.:
1.80%, 06/01/17	595	619	0.20
4.50%, 04/15/20	300	357	0.11
3.10%, 06/01/22	270	292	0.09

		1,897	0.61

Biotechnology - 0.56%
Amgen, Inc., 1.875%, 11/15/14	250	256	0.08
Biogen Idec, Inc., 6.00%, 03/01/13	640	659	0.21
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	103	0.04
3.05%, 12/01/16	80	86	0.03
4.40%, 12/01/21	550	627	0.20

		1,731	0.56

Food - 0.56%
General Mills, Inc., 0.816%, 05/16/141	500	502	0.16
Kraft Foods Group, Inc., Series 144A, 3.50%, 06/06/222	250	266	0.09
The Kroger Co.:
7.50%, 01/15/14	600	657	0.21
2.20%, 01/15/17	300	305	0.10

		1,730	0.56

Mining - 0.51%
BHP Billiton Finance USA Ltd., 1.625%, 02/24/17	510	521	0.17
Newcrest Finance Pty Ltd., Series 144A, 4.45%, 11/15/212	450	467	0.15
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	316	0.10
Teck Resources Ltd., 3.15%, 01/15/17	260	270	0.09

		1,574	0.51

Computers - 0.46%
Hewlett-Packard Co., 0.867%, 05/30/141	300	298	0.10
HP Enterprise Services LLC, Series B, 6.00%, 08/01/13	45	47	0.01
International Business Machines Corp.:
1.95%, 07/22/16	635	663	0.21
5.70%, 09/14/17	350	429	0.14

		1,437	0.46

Miscellaneous manufacturing - 0.41%
Danaher Corp., 2.30%, 06/23/16	200	211	0.07
General Electric Co., 5.25%, 12/06/17	620	734	0.24
Honeywell International, Inc., 3.875%, 02/15/14	300	316	0.10

		1,261	0.41

Insurance - 0.40%
American International Group, Inc., 4.875%, 06/01/22	440	470	0.15
Berkshire Hathaway, Inc., 0.897%, 02/11/131	755	757	0.25

		1,227	0.40

Iron/Steel - 0.38%
ArcelorMittal:
4.50%, 02/25/17	355	352	0.11
5.50%, 03/01/21	250	242	0.08
6.25%, 02/25/22	342	343	0.11
Cliffs Natural Resources, Inc., 4.875%, 04/01/21	250	251	0.08

		1,188	0.38

Healthcare-services - 0.30%
Howard Hughes Medical Institute, 3.45%, 09/01/14	140	149	0.05
WellPoint, Inc.:
7.00%, 02/15/19	350	439	0.14
4.35%, 08/15/20	300	331	0.11

		919	0.30

Auto Manufacturers - 0.28%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/142	300	304	0.10
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	258	0.08
Volkswagen International Finance NV, Series 144A, 1.071%, 04/01/141,2	300	300	0.10

		862	0.28

Cosmetics/Personal Care - 0.26%
The Procter & Gamble Co., 1.80%, 11/15/15	790	820	0.26

		820	0.26

Environmental Control - 0.24%
Republic Services, Inc., 5.00%, 03/01/20	350	402	0.13
Waste Management, Inc., 4.60%, 03/01/21	300	345	0.11

		747	0.24

Investment Companies - 0.10%
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	300	304	0.10

		304	0.10

Healthcare-products - 0.10%
Johnson & Johnson, 0.557%, 05/15/141	300	302	0.10

		302	0.10

Advertising - 0.09%
Omnicom Group, Inc., 3.625%, 05/01/22	250	267	0.09

		267	0.09

Internet - 0.08%
Google, Inc., 1.25%, 05/19/14	250	254	0.08

		254	0.08

Office/Business Equip - 0.08%
Xerox Corp., 2.95%, 03/15/17	250	253	0.08

		253	0.08

Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	55	64	0.02

		64	0.02

Total corporate bonds & notes		72,248	23.30

Municipals - 0.99%
Citizens Property Insurance Corp. Rev, Series A, 5.00%, 06/01/21	750	867	0.28
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	600	601	0.19
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	740	764	0.25
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	315	0.10
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	526	0.17

Total municipals		3,073	0.99

Government & government agency bonds & notes outside the U.S. - 0.05%
European Investment Bank, 3.125%, 06/04/14	160	168	0.05

Total government & government agency bonds & notes outside the U.S.		168	0.05

Asset-backed obligations - 0.15%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	75	81	0.03
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	370	371	0.12

Total asset-backed obligations		452	0.15

Total bonds & notes (cost: $287,049,649)		298,756	96.36

Short-term securities - 10.09%
Coca-Cola Co., 0.22%, 10/04/123	3,400	3,399	1.09
Federal Home Loan Bank Discount Notes:3
0.14%, 10/12/12	3,400	3,399	1.10
Short-term securities—continued
0.14%, 11/14/12	5,000	$4,998	1.61%
Federal National Mortgage Association Discount Notes, 0.11%, 08/27/123	4,900	4,900	1.58
General Electric Co., 0.00%, 08/01/123	5,200	5,200	1.68
NetJets, Inc., 0.12%, 08/17/123	2,400	2,400	0.77
Straight A Funding LLC, 0.18%, 08/06/123	7,000	7,000	2.26

Total Short-term securities (cost: $31,295,018)		31,296	10.09

Total investment securities (cost: $318,344,667)		330,052	106.45
Other assets less liabilities		(20,003)	(6.45)

Net assets		$310,049	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at July 31, 2012.
2
Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.   At July 31, 2012, the aggregate market value of these securities amounted to $6,070,393, representing 1.96% of net assets.

3			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Fin.	= Finance
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Res.	= Resource
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Global Equity Fund
Schedule of Investments
at July 31, 2012 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 93.78%
Information Technology - 17.77%
Google, Inc., Class A1	6,935	$4,390	2.19%
International Business Machines Corp.	17,850	3,498	1.74
Keyence Corp.	10,000	2,510	1.25
Apple, Inc.1	4,000	2,443	1.22
Oracle Corp.	62,500	1,888	0.94
Samsung Electronics Co. Ltd. (GDR)	4,880	1,746	0.87
Broadcom Corp., Class A1	51,400	1,741	0.87
KLA-Tencor Corp.	30,700	1,563	0.78
Hitachi Ltd.	238,000	1,417	0.71
ASML Holding NV	22,365	1,299	0.65
QUALCOMM, Inc.	21,300	1,271	0.63
Jack Henry & Associates, Inc.	34,300	1,191	0.59
Microsoft Corp.	38,800	1,144	0.57
Murata Manufacturing Co. Ltd.	22,500	1,130	0.56
Genpact Ltd.1	61,600	1,073	0.54
Gemalto NV	12,400	950	0.47
Canon, Inc.	23,400	794	0.40
Visa, Inc., Class A	5,700	736	0.37
Premier Farnell PLC	260,000	725	0.36
Hamamatsu Photonics K.K.	20,200	712	0.36
Trend Micro, Inc.	23,500	703	0.35
Accenture PLC, Class A	11,300	681	0.34
SAP AG	8,322	531	0.27
TE Connectivity Ltd.	16,000	528	0.26
Jabil Circuit, Inc.	24,300	527	0.26
National Instruments Corp.	17,400	450	0.22

		35,641	17.77

Financials - 12.93%
HSBC Holdings PLC	330,597	2,767	1.38
Standard Chartered PLC	98,800	2,269	1.13
AIA Group Ltd.	617,800	2,171	1.08
Sampo OYJ, Class A	79,716	2,119	1.06
The Goldman Sachs Group, Inc.	18,300	1,846	0.92
JPMorgan Chase & Co.	50,300	1,811	0.90
American Tower Corp.	24,800	1,793	0.90
ICICI Bank Ltd. (ADR)	45,800	1,586	0.79
Bank of China Ltd., Class H	3,532,000	1,348	0.67
DBS Group Holdings Ltd.	96,157	1,139	0.57
The Charles Schwab Corp.	89,300	1,128	0.56
BlackRock, Inc.	6,500	1,107	0.55
Marsh & McLennan Cos., Inc.	32,600	1,083	0.54
The Progressive Corp.	41,700	823	0.41
BNP Paribas	14,455	537	0.27
BOC Hong Kong Holdings Ltd.	171,500	526	0.26
Aflac, Inc.	8,400	368	0.18
The Allstate Corp.	10,700	367	0.18
Aon PLC	6,200	305	0.15
Barclays PLC	95,100	250	0.13
The Bank of East Asia Ltd.	68,400	239	0.12
Ace Ltd.	2,700	198	0.10
Sun Hung Kai Properties Ltd.	13,000	162	0.08

		25,942	12.93

Health Care - 12.70%
Gilead Sciences, Inc.1	66,600	3,618	1.80
Seattle Genetics, Inc.1	125,200	3,275	1.63
Bristol-Myers Squibb Co.	91,900	3,272	1.63
Shire PLC	90,100	2,611	1.30
Allergan, Inc.	20,900	1,715	0.86
Novartis AG	27,463	1,612	0.80
Bayer AG	19,276	1,468	0.73
Express Scripts Holding Co.1	24,800	1,437	0.72
Cerner Corp.1	16,700	1,234	0.62
Essilor International SA	14,045	1,224	0.61
Novo Nordisk A/S, Class B	7,320	1,131	0.56
Sysmex Corp.	23,100	1,013	0.51
Sonova Holding AG1	6,600	625	0.31
Roche Holding AG	2,240	398	0.20
UnitedHealth Group, Inc.	7,000	358	0.18
Agilent Technologies, Inc.	6,400	245	0.12
DaVita, Inc.1	2,400	236	0.12

		25,472	12.70

Industrials - 12.10%
Eaton Corp.	48,400	2,122	1.06
SMC Corp.	11,400	1,933	0.96
Cae, Inc.	185,000	1,865	0.93
United Technologies Corp.	23,800	1,772	0.88
Schneider Electric SA	31,194	1,767	0.88
Nielsen Holdings NV1	59,600	1,699	0.85
Caterpillar, Inc.	16,400	1,381	0.69
FANUC Corp.	8,700	1,360	0.68
Iron Mountain, Inc.	33,500	1,079	0.54
Danaher Corp.	19,200	1,014	0.50
Republic Services, Inc.	31,700	917	0.46
JGC Corp.	29,000	896	0.45
Norfolk Southern Corp.	12,000	889	0.44
Assa Abloy AB, Class B	22,960	697	0.35
3M Co.	7,400	675	0.34
Union Pacific Corp.	5,200	638	0.32
General Electric Co.	30,500	633	0.31
FirstGroup PLC	174,800	612	0.30
The Boeing Co.	8,100	599	0.30
Emerson Electric Co.	9,700	463	0.23
Andritz AG	7,050	386	0.19
Bouygues SA	9,363	236	0.12
Mitsubishi Corp.	11,600	232	0.12
Illinois Tool Works, Inc.	4,200	228	0.11
FedEx Corp.	2,000	181	0.09

		24,274	12.10

Consumer Discretionary - 11.62%
Comcast Corp., Class A	80,200	2,611	1.30
Compagnie Financiere Richemont SA, Class A	36,828	2,092	1.04
The Home Depot, Inc.	39,900	2,082	1.04
Tiffany & Co.	33,700	1,851	0.92
Hennes & Mauritz AB, Class B	44,696	1,654	0.83
Li & Fung Ltd.	724,000	1,428	0.71
Carnival Corp.	41,300	1,374	0.69
Bayerische Motoren Werke AG	16,495	1,233	0.62
Scripps Networks Interactive, Inc., Class A	21,700	1,169	0.58
Target Corp.	18,600	1,128	0.56
Signet Jewelers Ltd.	20,900	918	0.46
Time Warner Cable, Inc.	8,100	688	0.34
LVMH Moet Hennessy Louis Vuitton SA	4,500	679	0.34
Stanley Black & Decker, Inc.	9,500	635	0.32
Denso Corp.	17,600	567	0.28
The Walt Disney Co.	10,300	506	0.25
Nordstrom, Inc.	9,300	504	0.25
SES SA	15,000	361	0.18
Discovery Communications, Inc., Class A1	6,600	334	0.17
Coach, Inc.	6,700	331	0.17
Genting Singapore PLC	311,000	326	0.16
Whitbread PLC	9,600	322	0.16
NIKE, Inc., Class B	3,100	289	0.15
International Game Technology	18,300	207	0.10
The New York Times Co., Class A1	1,100	9	—

		23,298	11.62

Energy - 10.11%
Royal Dutch Shell PLC, Class A (ADR)	52,150	3,557	1.77
Schlumberger Ltd.	41,700	2,972	1.48
Halliburton Co.	56,600	1,875	0.94
Encana Corp.	77,300	1,722	0.86
Cenovus Energy, Inc.	55,900	1,707	0.85
Noble Energy, Inc.	18,200	1,591	0.79
BG Group PLC	75,300	1,490	0.74
Seadrill Ltd.	35,130	1,378	0.69
Ensco PLC, Class A	20,800	1,130	0.56
Chevron Corp.	8,350	915	0.46
Fugro NV	10,705	701	0.35
Dril-quip, Inc.1	7,700	564	0.28
Cobalt International Energy, Inc.1	16,000	402	0.20
Pengrowth Energy Corp.	43,000	274	0.14

		20,278	10.11

Consumer Staples - 6.67%
Nestle SA	44,289	2,724	1.36
Danone SA	39,568	2,409	1.20
Pernod-Ricard SA	20,423	2,199	1.10
Diageo PLC	68,400	1,831	0.91
Ajinomoto Co., Inc.	91,000	1,293	0.64
Philip Morris International, Inc.	12,700	1,161	0.58
Imperial Tobacco Group PLC	19,256	749	0.37
L'Oreal SA	5,095	612	0.31
Reckitt Benckiser Group PLC	7,300	401	0.20

		13,379	6.67

Materials - 6.43%
Monsanto Co.	23,700	2,029	1.01
Rio Tinto PLC	38,300	1,769	0.88
Air Liquide SA	13,145	1,471	0.74
Air Products & Chemicals, Inc.	13,700	1,102	0.55
Ecolab, Inc.	15,300	1,001	0.50
Linde AG	6,485	966	0.48
BHP Billiton Ltd.	27,091	909	0.45
Barrick Gold Corp.	23,600	777	0.39
Syngenta AG	2,015	689	0.34
Allegheny Technologies, Inc.	19,200	577	0.29
Newcrest Mining Ltd.	19,956	493	0.25
Inmet Mining Corp.	9,500	378	0.19
The Dow Chemical Co.	12,700	365	0.18
Nucor Corp.	9,200	361	0.18

		12,887	6.43

Telecommunication Services - 2.28%
Softbank Corp.	74,300	2,858	1.43
Oi SA (ADR)	70,249	974	0.48
Swisscom AG	885	355	0.18
Telus Corp.	5,400	331	0.17
Koninklijke KPN NV	5,384	44	0.02

		4,562	2.28

Utilities - 1.17%
Hong Kong & China Gas Co. Ltd.	483,780	1,118	0.56
National Grid PLC	106,600	1,107	0.55
GDF Suez	5,391	121	0.06

		2,346	1.17

Total Common Stocks (cost: $181,881,611)		188,079	93.78

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 6.63%
Abbot Laboratories, 0.140%, 08/21/122	$2,400	2,400	1.20
Federal Home Loan Bank:2
0.105%, 08/31/12	2,500	2,500	1.25
0.135%, 10/12/12	3,200	3,199	1.59
Federal National Mortgage Association Discount Note, 0.110%, 08/27/122	1,500	1,500	0.75
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
General Electric Co., 0.00%, 08/01/122	$3,700	$3,700	1.84%

Total Short-term securities (cost: $13,298,611)		13,299	6.63

Total investment securities (cost: $195,180,222)		201,378	100.41
Other assets less liabilities		(819)	(0.41)

Net assets		$200,559	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Non-U.S. Equity Fund
Schedule of Investments
at July 31, 2012 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 89.80%
Financials - 12.13%
HSBC Holdings PLC	368,404	$3,084	2.33%
AIA Group Ltd.	871,800	3,063	2.32
DBS Group Holdings Ltd.	167,286	1,981	1.50
Sampo OYJ, Class A	71,979	1,913	1.45
Standard Chartered PLC	74,300	1,706	1.29
Bank of China Ltd., Class H	2,551,000	974	0.74
ICICI Bank Ltd. (ADR)	27,500	952	0.72
BNP Paribas	23,641	878	0.66
Svenska Handelsbanken AB, A Shares	18,021	627	0.48
Barclays PLC	116,700	307	0.23
Australia & New Zealand Banking Group Ltd.	10,808	267	0.20
Banco Bradesco SA (ADR)	9,500	146	0.11
The Bank of East Asia Ltd.	38,000	133	0.10

		16,031	12.13

Information Technology - 12.02%
Keyence Corp.	11,100	2,786	2.11
Hitachi Ltd.	372,000	2,214	1.68
Samsung Electronics Co. Ltd. (GDR)	5,936	2,124	1.61
Murata Manufacturing Co. Ltd.	37,200	1,869	1.41
ASML Holding NV	26,822	1,558	1.18
Gemalto NV	15,706	1,204	0.91
Hamamatsu Photonics K.K.	28,100	990	0.75
SAP AG	14,177	905	0.69
Trend Micro, Inc.	27,900	834	0.63
Canon, Inc.	24,200	821	0.62
Premier Farnell PLC	179,500	501	0.38
Samsung Electronics Co. Ltd. (GDR)1	127	43	0.03
Canon, Inc. (ADR)	900	30	0.02

		15,879	12.02

Consumer Staples - 11.94%
Pernod-Ricard SA	30,827	3,319	2.51
Nestle SA	50,966	3,135	2.37
Danone SA	43,227	2,632	1.99
Diageo PLC	83,700	2,240	1.70
Ajinomoto Co., Inc.	107,000	1,520	1.15
L'Oreal SA	12,052	1,447	1.10
Imperial Tobacco Group PLC	23,872	928	0.70
Reckitt Benckiser Group PLC	10,200	561	0.42

		15,782	11.94

Industrials - 11.25%
Assa Abloy AB, Class B	88,618	2,690	2.04
SMC Corp.	14,300	2,425	1.84
FANUC Corp.	15,300	2,391	1.81
Schneider Electric SA	28,307	1,603	1.21
Andritz AG	27,759	1,522	1.15
Cae, Inc.	148,900	1,501	1.14
JGC Corp.	43,000	1,329	1.01
FirstGroup PLC	124,000	435	0.33
Mitsubishi Corp.	20,000	401	0.30
Bouygues SA	14,779	373	0.28
Nidec Corp.	2,400	190	0.14

		14,860	11.25

Energy - 10.42%
BG Group PLC	144,700	2,863	2.17
Seadrill Ltd.	64,302	2,522	1.91
Fugro NV	37,821	2,478	1.87
Royal Dutch Shell PLC, Class A (ADR)	34,100	2,326	1.76
Encana Corp.	70,300	1,566	1.18
Cenovus Energy, Inc.	50,400	1,540	1.17
China Shenhua Energy Co. Ltd., Class H	127,000	474	0.36

		13,769	10.42

Consumer Discretionary - 9.68%
Compagnie Financiere Richemont SA, Class A	49,350	2,803	2.12
Hennes & Mauritz AB, Class B	44,625	1,652	1.25
Bayerische Motoren Werke AG	19,227	1,438	1.09
LVMH Moet Hennessy Louis Vuitton SA	8,597	1,296	0.98
Inditex SA	11,566	1,193	0.90
Li & Fung Ltd.	556,000	1,097	0.83
SES SA	37,649	906	0.69
Carnival PLC	20,900	704	0.53
Denso Corp.	18,400	593	0.45
Whitbread PLC	16,900	566	0.43
Wolters Kluwer NV	32,491	540	0.41

		12,788	9.68

Health Care - 8.61%
Shire PLC	67,200	1,947	1.47
Bayer AG	23,505	1,790	1.36
Novartis AG	29,595	1,737	1.31
Novo Nordisk A/S, Class B	10,767	1,664	1.26
Essilor International SA	16,650	1,451	1.10
Roche Holding AG	7,752	1,376	1.04
Sysmex Corp.	28,900	1,267	0.96
Sonova Holding AG2	1,538	146	0.11

		11,378	8.61

Materials - 7.57%
Syngenta AG	7,810	2,669	2.02
Rio Tinto PLC	38,100	1,760	1.33
Air Liquide SA	11,942	1,337	1.01
Linde AG	7,718	1,150	0.87
BHP Billiton Ltd.	31,937	1,072	0.81
Inmet Mining Corp.	26,900	1,070	0.81
Newcrest Mining Ltd.	19,389	479	0.37
Barrick Gold Corp.	14,100	464	0.35

		10,001	7.57

Telecommunication Services - 3.88%
Softbank Corp.	77,600	2,985	2.26
Oi SA (ADR)	61,412	885	0.67
Swisscom AG	1,626	652	0.49
Telus Corp.	7,700	472	0.36
Koninklijke KPN NV	17,006	139	0.10

		5,133	3.88

Utilities - 2.30%
Hong Kong & China Gas Co. Ltd.	782,693	1,809	1.37
National Grid PLC	109,300	1,135	0.86
GDF Suez	4,175	94	0.07

		3,038	2.30

Total Common Stocks (cost: $116,541,215)		118,659	89.80

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 11.62%
Coca-Cola Co., 0.21%, 11/14/123	$2,000	1,998	1.51
Federal Home Loan Bank:3
0.10%, 08/22/12	2,400	2,400	1.82
0.125%, 09/26/12	1,000	1,000	0.76
Federal Home Loan Mortgage Corp., 0.10%, 08/21/123	1,350	1,350	1.02
General Electric Co., 0.00%, 08/01/123	950	950	0.72
John Deere Credit Ltd., 0.20%, 08/03/123	850	850	0.64
Jupiter Securization Co. LLC, 0.17%, 08/15/123	1,500	1,500	1.13
NetJets, Inc., 0.14%, 08/13/123	1,000	1,000	0.76
Paccar Financial Corp., 0.15%, 08/29/123	800	800	0.61
Tennessee Valley Authority, 0.08%, 08/09/123	1,200	1,200	0.91
U.S. Treasury Bill, 0.075%, 08/23/123	2,300	2,300	1.74

Total Short-term securities (cost: $15,347,990)		15,348	11.62

Total investment securities (cost: $131,889,205)		134,007	101.42
Other assets less liabilities		(1,871)	(1.42)

Net assets		$132,136	100.00%

1
Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.   At July 31, 2012, the aggregate market value of these securities amounted to $43,325, representing 0.03% of net assets.

2	Non-income producing security.
3	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital U.S. Equity Fund
Schedule of Investments
at July 31, 2012 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 90.05%
Information Technology - 16.14%
International Business Machines Corp.	13,400	$2,626	2.82%
Google, Inc., Class A1	2,650	1,677	1.80
Apple, Inc.1	2,690	1,643	1.77
Microsoft Corp.	43,400	1,279	1.37
Jack Henry & Associates, Inc.	36,400	1,264	1.36
Oracle Corp.	40,200	1,214	1.31
QUALCOMM, Inc.	18,000	1,074	1.15
Broadcom Corp., Class A1	29,600	1,003	1.08
Accenture PLC, Class A	12,200	736	0.79
KLA-Tencor Corp.	14,200	723	0.78
Jabil Circuit, Inc.	23,300	506	0.54
Visa, Inc., Class A	3,400	439	0.47
Genpact Ltd.1	25,000	435	0.47
TE Connectivity Ltd.	12,200	403	0.43

		15,022	16.14

Consumer Discretionary - 14.34%
Comcast Corp., Class A	68,900	2,243	2.41
The Home Depot, Inc.	33,200	1,732	1.86
Carnival Corp.	46,800	1,558	1.67
Target Corp.	21,800	1,322	1.42
Tiffany & Co.	22,100	1,214	1.31
Stanley Black & Decker, Inc.	17,000	1,137	1.22
Darden Restaurants, Inc.	17,600	901	0.97
The Walt Disney Co.	15,400	757	0.81
Scripps Networks Interactive, Inc., Class A	13,500	727	0.78
Signet Jewelers Ltd.	12,800	562	0.61
Coach, Inc.	10,200	503	0.54
NIKE, Inc., Class B	3,700	345	0.37
Time Warner Cable, Inc.	3,000	255	0.27
International Game Technology	7,900	89	0.10

		13,345	14.34

Industrials - 13.88%
United Technologies Corp.	20,500	1,526	1.64
Danaher Corp.	28,400	1,500	1.61
Eaton Corp.	33,700	1,477	1.59
Iron Mountain, Inc.	41,600	1,340	1.44
Caterpillar, Inc.	13,000	1,095	1.18
Nielsen Holdings NV1	34,800	992	1.06
Norfolk Southern Corp.	13,000	963	1.03
Republic Services, Inc.	29,300	848	0.91
3M Co.	8,900	812	0.87
Emerson Electric Co.	16,900	807	0.87
Union Pacific Corp.	4,000	490	0.53
Cae, Inc.	38,300	387	0.42
The Boeing Co.	4,700	347	0.37
General Electric Co.	10,100	210	0.22
United Parcel Service, Inc., Class B	1,700	128	0.14

		12,922	13.88

Energy - 13.62%
Royal Dutch Shell PLC, Class A (ADR)	30,400	2,073	2.23
Schlumberger Ltd.	26,800	1,910	2.05
Cenovus Energy, Inc.	46,800	1,428	1.53
Chevron Corp.	11,400	1,249	1.34
Noble Energy, Inc.	12,200	1,067	1.15
Halliburton Co.	31,000	1,027	1.10
Ensco PLC, Class A	15,600	848	0.91
Royal Dutch Shell PLC, Class B (ADR)	11,600	818	0.88
EOG Resources, Inc.	7,000	686	0.74
Dril-quip, Inc.1	8,400	616	0.66
Encana Corp.	23,700	527	0.57
Cobalt International Energy, Inc.1	17,200	432	0.46

		12,681	13.62

Health Care - 13.50%
Bristol-Myers Squibb Co.	65,400	2,328	2.50
Gilead Sciences, Inc.1	34,400	1,869	2.01
Shire PLC	17,300	1,491	1.60
Allergan, Inc.	15,900	1,305	1.40
Seattle Genetics, Inc.1	48,100	1,258	1.35
Express Scripts Holding Co.1	20,300	1,176	1.26
Cerner Corp.1	14,800	1,094	1.18
Centene Corp.1	16,100	613	0.66
Pfizer, Inc.	19,200	462	0.50
UnitedHealth Group, Inc.	8,600	439	0.47
Novo Nordisk A/S	2,500	386	0.42
Agilent Technologies, Inc.	3,700	142	0.15

		12,563	13.50

Financials - 9.71%
American Tower Corp.	20,300	1,468	1.58
BB&T Corp.	42,100	1,321	1.42
The Goldman Sachs Group, Inc.	11,100	1,120	1.20
JPMorgan Chase & Co.	29,900	1,076	1.16
Marsh & McLennan Cos., Inc.	25,000	830	0.89
BlackRock, Inc.	4,350	741	0.79
The Charles Schwab Corp.	43,600	551	0.59
Aflac, Inc.	10,900	477	0.51
The Progressive Corp.	21,500	424	0.46
Ace Ltd.	5,500	404	0.43
The Allstate Corp.	10,200	350	0.38
Aon PLC	5,600	276	0.30

		9,038	9.71

Materials - 5.78%
Monsanto Co.	17,200	1,473	1.58
Air Products & Chemicals, Inc.	14,500	1,166	1.25
Allegheny Technologies, Inc.	18,600	559	0.60
Rio Tinto PLC	11,500	531	0.57
Ecolab, Inc.	7,900	517	0.56
Nucor Corp.	11,400	447	0.48
Barrick Gold Corp.	11,500	378	0.41
The Dow Chemical Co.	10,700	308	0.33

		5,379	5.78

Consumer Staples - 2.59%
Philip Morris International, Inc.	11,400	1,042	1.12
Nestle SA (ADR)	14,300	881	0.95
PepsiCo, Inc.	4,300	313	0.34
Diageo PLC (ADR)	1,600	171	0.18

		2,407	2.59

Utilities - 0.49%
National Grid PLC	8,900	462	0.49

		462	0.49

Total Common Stocks (cost: $76,073,312)		83,819	90.05

Preferred Securities - 2.75%
Financials - 2.75%
Wells Fargo & Co.	28,200	865	0.93
HSBC Holdings PLC	31,000	857	0.92
JPMorgan Chase & Co.	30,900	834	0.90

		2,556	2.75

Total Preferred Securities (cost: $2,539,999)		2,556	2.75

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 6.23%
Estee Lauder Companies Inc., 0.13%, 08/02/122	$800	800	0.86
General Electric Co., 0.00%, 08/01/122	1,300	1,300	1.40
John Deere Financial Ltd., 0.13%, 08/14/122	1,600	1,600	1.72
NetJets, Inc., 0.12%, 08/22/122	1,400	1,400	1.50
United Technologies Corp., 0.00%, 08/01/122	700	700	0.75

Total Short-term securities (cost: $5,799,824)		5,800	6.23

Total investment securities (cost: $84,413,135)		92,175	99.03
Other assets less liabilities		905	0.97

Net assets		$93,080	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

Valuation disclosures

Capital Guardian Trust Company “CGTC”, the fund’s investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value.  The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees as further described below.  The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations.  The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ Board of Trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight.  The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions.  The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams.  The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues.  The Fair Valuation Committee reports any changes to the fair valuation guidelines to the Board of Trustees with supplemental information to support the changes.  The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors.  This group regularly reviews pricing vendor information and market data.  Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities.  Level 1 values are based on quoted prices in active markets for identical securities.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets.  Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.  Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determinations of assumptions that market participants might reasonably use in valuing the securities.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.  For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.  The following table presents the Funds’ valuation levels as of July 31, 2012 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$286,041	$–	$286,041
Short-term investments	–	16,625	–	16,625
Total Investments	$–	$302,666	$–	$302,666
Investment Securities	Level 1	Level 2	Level 3	Total
Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$118,362	$–	$118,362
Short-term investments	–	12,800	–	12,800
Total Investments	$–	$131,162	$–	$131,162

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$174,403	$–	$174,403
Short-term investments	–	24,205	–	24,205
Total Investments	$–	$198,608	$–	$198,608

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$73,309	$–	$73,309
Short-term investments	–	19,033	–	19,033
Total Investments	$–	$92,342	$–	$92,342

Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$142,643	$–	$142,643
Mortgage-backed obligations	–	80,172	–	80,172
Corporate bonds & notes	–	72,248	–	72,248
Municipals	–	3,073	–	3,073
Government agency bonds & notes outside the U.S.	–	168	–	168
Asset-backed obligations	–	452	–	452
Short-term investments	–	31,296	–	31,296
Total investments	$–	$330,052	$–	$330,052

Capital Global Equity Fund
Common Stocks	$188,079	$–	$–	$188,079
Short-term investments	–	13,299	–	13,299
Total Investments	$188,079	$13,299	$–	$201,378

Capital Non-U.S. Equity Fund
Common Stocks	$118,659	$–	$–	$118,659
Short-term investments	–	15,348	–	15,348
Total Investments	$118,659	$15,348	$–	$134,007

Capital U.S. Equity Fund
Common Stocks	$83,819	$–	$–	$83,819
Preferred Stocks	2,556	–	–	2,556
Short-term investments	–	5,800	–	5,800
Total Investments	$86,375	$5,800	$–	$92,175

At July 31, 2012, Capital Global Equity Fund transferred $76,610 from Level 2 to Level 1 and Capital Non-U.S. Equity Fund transferred $101,683 from Level 2 to Level 1.  The Funds’ recognize transfers between the Levels as of the end of the reporting period.  The transfer occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedure, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.  There were no Level 3 securities held in the Funds during the period ended July 31, 2012.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at July 31, 2012 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Core Municipal Fund	$ 288,516	$ 14,166	$ (16)	$ 14,150
Capital Short-Term Municipal Fund	127,816	3,355	(9)	3,346
Capital California Core Municipal Fund	190,569	8,044	(5)	8,039
Capital California Short-Term Municipal Fund	90,440	1,902	–	1,902
Capital Core Bond Fund	318,345	11,745	(38)	11,707
Capital Global Equity Fund	195,180	12,978	(6,780)	6,198
Capital Non-U.S. Equity Fund	131,889	5,828	(3,710)	2,118
Capital U.S. Equity Fund	84,413	10,512	(2,750)	7,762

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: September 28, 2012

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: September 28, 2012